Quarterly Holdings Report
for

Fidelity® Puritan® K6 Fund

May 31, 2021

PUR-K6-QTLY-0721
1.9893907.101

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.3%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Entertainment - 1.3%
Activision Blizzard, Inc.	11,809	$1,148,425
Electronic Arts, Inc.	4,792	684,921
Live Nation Entertainment, Inc. (a)	15,538	1,400,129
LiveXLive Media, Inc. (a)	126,655	625,676
Roblox Corp. (a)(b)	8,242	772,852
The Walt Disney Co. (a)	18,905	3,377,378
		8,009,381
Interactive Media & Services - 7.9%
Alphabet, Inc. Class C (a)	14,113	34,034,341
Facebook, Inc. Class A (a)	41,986	13,802,058
Snap, Inc. Class A (a)	8,238	511,745
		48,348,144
Media - 0.2%
Endeavor Group Holdings, Inc. (a)(b)	47,374	1,404,639
ViacomCBS, Inc. Class B	2,390	101,384
		1,506,023
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	16,068	2,272,819

TOTAL COMMUNICATION SERVICES		60,136,367

CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.6%
General Motors Co. (a)	57,178	3,391,227
Thor Industries, Inc.	2,999	368,877
		3,760,104
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	542	74,921
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A	7,118	999,367
Churchill Downs, Inc.	1,685	336,208
Compass Group PLC (a)	27,696	631,344
Flutter Entertainment PLC	2,222	416,558
Hilton Worldwide Holdings, Inc. (a)	2,417	302,778
Las Vegas Sands Corp. (a)	5,030	290,483
Marriott International, Inc. Class A (a)	23,250	3,338,235
Penn National Gaming, Inc. (a)	13,165	1,079,135
Royal Caribbean Cruises Ltd. (a)	1,783	166,300
Starbucks Corp.	12,143	1,382,845
The Booking Holdings, Inc. (a)	857	2,023,848
		10,967,101
Household Durables - 1.1%
D.R. Horton, Inc.	29,099	2,772,844
Lennar Corp. Class A	24,442	2,420,002
NVR, Inc. (a)	115	562,031
Toll Brothers, Inc.	16,694	1,089,117
		6,843,994
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	5,936	19,132,144
Revolve Group, Inc. (a)	911	50,506
thredUP, Inc. (a)	268	6,322
Wayfair LLC Class A (a)	156	47,820
		19,236,792
Leisure Products - 0.1%
BRP, Inc.	6,076	512,113
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	25,254	894,749
Aritzia LP (a)	12,902	317,731
Auto1 Group SE (c)	2,175	115,402
Burlington Stores, Inc. (a)	31	10,024
Gap, Inc.	60,341	2,018,406
Industria de Diseno Textil SA	108,726	4,225,676
Lowe's Companies, Inc.	5,533	1,077,994
RH (a)	262	167,955
The Home Depot, Inc.	9,232	2,944,177
TJX Companies, Inc.	46,609	3,147,972
Urban Outfitters, Inc. (a)	2,403	94,101
		15,014,187
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	23,465	1,402,678
Capri Holdings Ltd. (a)	15,995	907,076
LVMH Moet Hennessy Louis Vuitton SE	2,186	1,751,058
Moncler SpA	9,567	677,122
NIKE, Inc. Class B	6,478	883,988
Ralph Lauren Corp.	5,117	634,917
Tapestry, Inc. (a)	61,657	2,767,783
		9,024,622

TOTAL CONSUMER DISCRETIONARY		65,433,834

CONSUMER STAPLES - 2.2%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	525	125,853
Diageo PLC	72,966	3,518,674
Monster Beverage Corp. (a)	46,619	4,394,773
The Coca-Cola Co.	62,358	3,447,774
		11,487,074
Food & Staples Retailing - 0.1%
Oatly Group AB ADR (a)	4,097	97,140
Performance Food Group Co. (a)	3,789	189,943
		287,083
Food Products - 0.0%
Laird Superfood, Inc.	133	4,346
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	4,613	1,413,977
L'Oreal SA (a)	160	72,435
		1,486,412

TOTAL CONSUMER STAPLES		13,264,915

ENERGY - 2.9%
Energy Equipment & Services - 0.4%
Halliburton Co.	35,265	791,699
Schlumberger Ltd.	42,027	1,316,706
		2,108,405
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	24,783	319,949
Devon Energy Corp.	18,360	487,642
EOG Resources, Inc.	23,256	1,868,387
Exxon Mobil Corp.	64,675	3,775,080
Hess Corp.	24,476	2,051,578
Pioneer Natural Resources Co.	12,433	1,892,178
Range Resources Corp. (a)(b)	47,642	646,026
Reliance Industries Ltd. sponsored GDR (c)	99	5,707
Suncor Energy, Inc.	199,878	4,616,197
		15,662,744

TOTAL ENERGY		17,771,149

FINANCIALS - 10.7%
Banks - 4.6%
Bank of America Corp.	226,490	9,600,911
JPMorgan Chase & Co.	37,955	6,233,729
M&T Bank Corp.	21,490	3,453,228
PNC Financial Services Group, Inc.	2,531	492,735
Wells Fargo & Co.	182,117	8,508,506
		28,289,109
Capital Markets - 2.4%
Bank of New York Mellon Corp.	11,728	610,794
BlackRock, Inc. Class A	2,659	2,332,049
Charles Schwab Corp.	1,412	104,276
Coinbase Global, Inc. (a)	1,840	435,234
Goldman Sachs Group, Inc.	8,490	3,158,450
Morgan Stanley	71,116	6,468,000
Morningstar, Inc.	2,101	495,815
MSCI, Inc.	2,200	1,029,886
		14,634,504
Consumer Finance - 2.0%
American Express Co.	31,030	4,968,834
Capital One Financial Corp.	30,779	4,948,648
Discover Financial Services	18,459	2,164,502
		12,081,984
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	8,070	2,335,781
Insurance - 1.3%
American Financial Group, Inc.	8,303	1,104,797
Arthur J. Gallagher & Co.	20,858	3,057,991
Hartford Financial Services Group, Inc.	8,570	560,050
MetLife, Inc.	18,553	1,212,624
Progressive Corp.	18,212	1,804,445
The Travelers Companies, Inc.	3,337	532,919
		8,272,826

TOTAL FINANCIALS		65,614,204

HEALTH CARE - 7.2%
Biotechnology - 0.9%
AbbVie, Inc.	17,433	1,973,416
Biogen, Inc. (a)	1,067	285,401
Generation Bio Co.	2,567	87,945
Novavax, Inc. (a)	1,528	225,563
Regeneron Pharmaceuticals, Inc. (a)	5,940	2,984,434
Revolution Medicines, Inc. (a)	6,570	196,509
		5,753,268
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	36,701	1,561,628
Danaher Corp.	1,721	440,817
DexCom, Inc. (a)	725	267,808
Hologic, Inc. (a)	12,486	787,367
Stryker Corp.	17,773	4,536,914
		7,594,534
Health Care Providers & Services - 2.5%
Alignment Healthcare, Inc. (a)	4,391	110,785
Cigna Corp.	17,421	4,509,426
Guardant Health, Inc. (a)	601	74,596
Humana, Inc.	8,114	3,551,498
Innovage Holding Corp. (a)	3,126	66,896
UnitedHealth Group, Inc.	16,456	6,778,556
		15,091,757
Life Sciences Tools & Services - 1.1%
Bio-Techne Corp.	222	91,870
Bruker Corp.	37,420	2,598,445
Maravai LifeSciences Holdings, Inc.	6,293	236,239
Sartorius Stedim Biotech	596	258,593
Thermo Fisher Scientific, Inc.	7,386	3,467,727
		6,652,874
Pharmaceuticals - 1.5%
Eli Lilly & Co.	29,466	5,885,539
Royalty Pharma PLC	18,900	758,268
Zoetis, Inc. Class A	15,481	2,735,183
		9,378,990

TOTAL HEALTH CARE		44,471,423

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
Airbus Group NV (a)	2,429	319,137
Howmet Aerospace, Inc. (a)	10,615	376,620
Northrop Grumman Corp.	1,591	582,099
The Boeing Co. (a)	28,330	6,998,077
		8,275,933
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	10,397	2,231,196
Airlines - 0.5%
Delta Air Lines, Inc. (a)	31,802	1,516,319
Southwest Airlines Co. (a)	27,971	1,719,098
		3,235,417
Building Products - 0.9%
Carrier Global Corp.	13,031	598,514
Fortune Brands Home & Security, Inc.	3,881	400,364
The AZEK Co., Inc.	11,714	509,910
Trane Technologies PLC	22,616	4,215,622
		5,724,410
Construction & Engineering - 0.9%
Latham Group, Inc. (a)(b)	3,421	106,256
Quanta Services, Inc.	55,285	5,271,425
		5,377,681
Electrical Equipment - 0.5%
Acuity Brands, Inc.	4,168	774,206
AMETEK, Inc.	10,486	1,416,659
Rockwell Automation, Inc.	1,821	480,234
Shoals Technologies Group, Inc.	12,120	334,512
		3,005,611
Industrial Conglomerates - 0.7%
General Electric Co.	304,741	4,284,658
Honeywell International, Inc.	425	98,137
		4,382,795
Machinery - 0.9%
Caterpillar, Inc.	11,833	2,852,700
Deere & Co.	5,826	2,103,769
Otis Worldwide Corp.	8,384	656,719
		5,613,188
Professional Services - 0.1%
Experian PLC	22,923	878,270
Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	19,418	1,577,907
Lyft, Inc. (a)	180	10,276
Old Dominion Freight Lines, Inc.	2,293	608,677
Uber Technologies, Inc. (a)	115,218	5,856,531
		8,053,391
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	5,942	350,578

TOTAL INDUSTRIALS		47,128,470

INFORMATION TECHNOLOGY - 14.5%
IT Services - 2.2%
Accenture PLC Class A	8,676	2,448,020
Amadeus IT Holding SA Class A (a)	2,849	214,975
MasterCard, Inc. Class A	22,690	8,181,560
PayPal Holdings, Inc. (a)	5,684	1,477,954
VeriSign, Inc. (a)	1,654	363,748
Visa, Inc. Class A	3,072	698,266
		13,384,523
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	21,994	1,761,280
ASML Holding NV	2,729	1,843,358
KLA Corp.	3,090	979,190
Lam Research Corp.	7,336	4,767,300
Marvell Technology, Inc.	140,448	6,783,638
Microchip Technology, Inc.	1,359	213,295
NVIDIA Corp.	15,945	10,360,742
NXP Semiconductors NV	21,607	4,568,152
Qualcomm, Inc.	14,587	1,962,535
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,048	827,153
Universal Display Corp.	759	163,838
		34,230,481
Software - 4.9%
Adobe, Inc. (a)	6,199	3,127,891
Dynatrace, Inc. (a)	9,103	470,989
FireEye, Inc. (a)	11,969	267,747
HubSpot, Inc. (a)	2,459	1,240,270
Intuit, Inc.	6,364	2,794,369
Microsoft Corp.	86,177	21,516,673
Salesforce.com, Inc. (a)	1,612	383,817
SUSE SA (a)	2,404	88,299
Tenable Holdings, Inc. (a)	3,997	167,075
Workday, Inc. Class A (a)	2,008	459,270
		30,516,400
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	78,430	9,773,162
Samsung Electronics Co. Ltd.	24,097	1,732,679
		11,505,841

TOTAL INFORMATION TECHNOLOGY		89,637,245

MATERIALS - 3.8%
Chemicals - 2.3%
Albemarle Corp. U.S.	1,625	271,505
Ashland Global Holdings, Inc.	1,344	127,465
Celanese Corp. Class A	3,732	617,459
CF Industries Holdings, Inc.	29,776	1,583,190
Corbion NV	4,067	234,783
Corteva, Inc.	25,659	1,167,485
DuPont de Nemours, Inc.	47,276	3,999,077
Huntsman Corp.	13,862	393,404
International Flavors & Fragrances, Inc.	10,769	1,525,644
Linde PLC	975	293,085
Olin Corp.	37,239	1,820,615
Sherwin-Williams Co.	2,521	714,779
The Chemours Co. LLC	44,662	1,604,706
		14,353,197
Containers & Packaging - 0.2%
Avery Dennison Corp.	4,787	1,055,677
Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	10,033	445,398
Cleveland-Cliffs, Inc. (a)	6,284	126,434
First Quantum Minerals Ltd.	60,436	1,503,333
Franco-Nevada Corp.	1,289	192,819
Freeport-McMoRan, Inc.	67,232	2,872,151
Newmont Corp.	4,112	302,150
Nucor Corp.	12,426	1,274,162
Rio Tinto PLC sponsored ADR	14,632	1,279,276
		7,995,723

TOTAL MATERIALS		23,404,597

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Residential (SBI)	9,064	702,007
Lamar Advertising Co. Class A	2,290	240,038
Simon Property Group, Inc.	12,812	1,646,214
		2,588,259
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	5,648	100,026

TOTAL REAL ESTATE		2,688,285

UTILITIES - 0.5%
Electric Utilities - 0.3%
NextEra Energy, Inc.	27,313	1,999,858
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp. (b)	11,452	489,155
The AES Corp.	34,427	874,790
		1,363,945

TOTAL UTILITIES		3,363,803

TOTAL COMMON STOCKS
(Cost $331,246,830)		432,914,292

Fixed-Income Funds - 28.1%
Fidelity High Income Central Fund (d)	295,745	33,286,066
Fidelity Investment Grade Bond Central Fund (d)	1,227,924	139,934,248
TOTAL FIXED-INCOME FUNDS
(Cost $173,398,231)		173,220,314

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.03% (e)	7,934,701	7,936,288
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	2,420,333	2,420,575
TOTAL MONEY MARKET FUNDS
(Cost $10,356,863)		10,356,863
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $515,001,924)		616,491,469
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(313,774)
NET ASSETS - 100%		$616,177,695

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,109 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,925
Fidelity High Income Central Fund	938,072
Fidelity Investment Grade Bond Central Fund	4,276,412
Fidelity Securities Lending Cash Central Fund	5,464
Total	$5,222,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$16,228,233	$15,723,987	$--	$(16)	$1,333,862	$33,286,066	1.4%
Fidelity Investment Grade Bond Central Fund	91,093,364	53,259,000	--	--	(4,418,116)	139,934,248	0.4%
Total	$107,321,597	$68,982,987	$--	$(16)	$(3,084,254)	$173,220,314

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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